Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	Aircraft, engines and
	flight equipment			Other
		Held under		property, plant	Construction
	Owned	finance leases	Buildings	and equipment	in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
31 December 2017
At 31 December 2016 and at 1 January 2017:
Cost	99,653	97,064	8,324	8,201	2,398	215,640
Accumulated depreciation and impairment	(34,914)	(19,890)	(2,450)	(5,206)	—	(62,460)

Net carrying amount	64,739	77,174	5,874	2,995	2,398	153,180

At 1 January 2017, net of accumulated depreciation and impairment	64,739	77,174	5,874	2,995	2,398	153,180
Additions	3,659	8,277	276	808	2,688	15,708
Disposals	(656)	(264)	(1)	(103)	—	(1,024)
Transfer from construction in progress	—	—	1,019	18	(1,037)	—
Transfer from advanced payments on acquisition of aircraft (note 21)	1,701	13,378	—	—	—	15,079
Transfer from investment properties (note 19)	—	—	9	—	—	9
Transfer to investment properties (note 19)	—	—	(2)	—	—	(2)
Assets included in held for sale	—	—	—	(2)	—	(2)
Transfer to other non-current assets	—	—	—	—	(327)	(327)
Depreciation provided during the year	(6,154)	(6,302)	(298)	(613)	—	(13,367)
Disposal of a subsidiary (note 43)	(199)	(1,220)	(375)	(208)	(17)	(2,019)
Impairment	(379)	—	—	—	—	(379)
Transfers	6,283	(6,283)	(24)	24	—	—

At 31 December 2017, net of accumulated depreciation and impairment	68,994	84,760	6,478	2,919	3,705	166,856

At 31 December 2017:
Cost	111,297	105,801	8,809	7,934	3,705	237,546
Accumulated depreciation and impairment	(42,303)	(21,041)	(2,331)	(5,015)	—	(70,690)

Net carrying amount	68,994	84,760	6,478	2,919	3,705	166,856

	Aircraft, engines and
	flight equipment			Other
	Owned	Held under		property, plant	Construction
		finance leases	Buildings	and equipment	in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
31 December 2016
At 31 December 2015 and at 1 January 2016:
Cost	80,402	89,146	7,993	7,486	1,771	186,798
Accumulated depreciation and impairment	(28,557)	(18,029)	(2,266)	(4,704)	—	(53,556)

Net carrying amount	51,845	71,117	5,727	2,782	1,771	133,242

At 1 January 2016, net of accumulated depreciation and impairment	51,845	71,117	5,727	2,782	1,771	133,242
Additions	9,411	4,485	5	651	1,477	16,029
Disposals	(324)	(58)	(21)	(212)	—	(615)
Transfer from construction in progress	—	—	474	328	(802)	—
Transfer from advanced payments on acquisition of aircraft (note 21)	12,236	4,354	—	—	—	16,590
Transfer to investment properties (note 19)	—	—	(38)	—	—	(38)
Transfer to other non-current assets	—	—	—	—	(48)	(48)
Depreciation provided during the year	(5,561)	(5,563)	(273)	(554)	—	(11,951)
Impairment	(29)	—	—	—	—	(29)
Transfers	(2,839)	2,839	—	—	—	—

At 31 December 2016, net of accumulated depreciation and impairment	64,739	77,174	5,874	2,995	2,398	153,180

At 31 December 2016:
Cost	99,653	97,064	8,324	8,201	2,398	215,640
Accumulated depreciation and impairment	(34,914)	(19,890)	(2,450)	(5,206)	—	(62,460)

Net carrying amount	64,739	77,174	5,874	2,995	2,398	153,180